FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income
Income from interest, commissions and fees	R$ 863,828	R$ 876,212	R$ 2,642,607
Income from financial investments	972,602	763,016	686,179
Additional moratorium on electricity	341,672	252,112	248,407
Financial expenses	343,688	532,054	629,676
Additional interest on energy	341,672	252,112	248,407
Monetary adjustment gain	1,161,004	1,205,941	699,871
Exchange variation gain	5,115,712	2,662,259	4,150,664
Gains on derivatives	332,017		20,366
Total Financial income	2,521,790	2,423,394	4,200,918
FINANCIAL EXPENSES
Debt charges	(2,853,532)	(3,247,747)	(2,680,884)
Leasing charges	(367,234)	(340,819)	(308,770)
Charges on shareholder resources	(81,766)	(271,130)	(270,533)
Other financial expenses	962,160	1,407,838	1,036,628
Monetary adjustment loss	(877,628)	(788,982)	(800,789)
Exchange variation loss	(5,659,849)	(2,627,251)	(4,364,256)
Losses on derivatives		(56,613)	(63,378)
Total Financial Expenses	(4,264,692)	(5,267,534)	(4,296,815)
Other financial results, net
Monetary updates	283,376	416,959	(100,918)
Exchange variations	544,137	(35,008)	213,592
Derivatives	332,017	(56,613)	(43,012)
Other financial results, net	71,256	395,354	(357,522)
Financial result	(1,671,646)	R$ (2,448,786)	R$ (447,468)
Negative impact on finance payable in foreign currency exchange	2,169,428
Positive impact on loans receivable in foreign currency exchange variation	R$ 1,956,939